Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations (Unaudited) [Abstract]
Quarterly Results of Operations (Unaudited)
Note 20.	Quarterly Results of Operations (Unaudited)

	Year Ended December 31, 2011
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
	(In thousands, except per share amounts)

Interest income	$5,176	$5,120	$4,987	$4,932
Interest expense	1,606	1,523	1,335	1,225
Net interest income	3,570	3,597	3,652	3,707
Provision for loan losses	300	485	350	1,000
Net interest income after
provision for loan losses	3,270	3,112	3,302	2,707

Noninterest income:
Fees and service charges	1,150	1,231	1,247	1,089
Abstract fees	131	152	141	137
Mortgage banking income	116	108	247	220
Loan prepayment fees	1	12	2	28
Other income	371	397	382	414
Total noninterest income	1,769	1,900	2,019	1,888

Investment securities gains (losses), net:
Total other-than-temporary impairment losses	-	-	-	-
Portion of loss recognized in other
comprehensive income (loss) before taxes	-	-	-	-
Net impairment losses recognized in earnings	-	-	-	-
Realized securities gains (losses), net	-	30	86	20
Total securities gains (losses), net	-	30	86	20

Noninterest expense:
Compensation and employee benefits	1,880	1,911	2,033	1,986
Premises and equipment	505	443	439	454
Data processing	193	240	219	217
FDIC insurance expense	144	114	96	77
Foreclosed real estate impairment	71	318	64	103
Other	1,280	1,374	1,207	1,311
Total noninterest expense	4,073	4,400	4,058	4,148

Income before income taxes	966	642	1,349	467

Provision for income taxes	276	94	325	91
Net income	$690	$548	$1,024	$376

Basic earnings per common share	$0.41	$0.31	$0.66	$0.17

Diluted earnings per common share	$0.41	$0.31	$0.65	$0.16

	Year Ended December 31, 2010
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
	(In thousands, except per share amounts)

Interest income	$5,788	$5,594	$5,476	$5,351
Interest expense	2,022	1,964	1,942	1,818
Net interest income	3,766	3,630	3,534	3,533
Provision for loan losses	800	1,610	168	1,513
Net interest income after
provision for loan losses	2,966	2,020	3,366	2,020

Noninterest income:
Fees and service charges	1,077	1,216	1,266	1,214
Abstract fees	143	164	175	155
Mortgage banking income	112	129	351	374
Loan prepayment fees	10	17	2	6
Other income	323	348	404	257
Total noninterest income	1,665	1,874	2,198	2,006

Investment securities gains (losses), net:
Total other-than-temporary impairment losses	-	-	-	-
Portion of loss recognized in other
comprehensive income (loss) before taxes	-	-	-	-
Net impairment losses recognized in earnings	-	-	-	-
Realized securities gains (losses), net	8	-
Total securities gains (losses), net	8	-	-	-

Noninterest expense:
Compensation and employee benefits	1,890	1,880	1,929	1,916
Premises and equipment	501	484	460	450
Data processing	213	230	217	212
FDIC insurance expense	144	140	135	143
Foreclosed real estate impairment	10	307	7	155
Other	996	1,162	1,139	1,220
Total noninterest expense	3,754	4,203	3,887	4,096

Income (loss) before income taxes	885	(309)	1,677	(70)

Provision (benefit) for income taxes	256	(180)	512	(110)
Net income (loss)	$629	$(129)	$1,165	$40

Basic earnings (loss) per common share	$0.37	$(0.19)	$0.77	$(0.07)

Diluted earnings (loss) per common share	$0.37	$(0.19)	$0.76	$(0.07)